TRADE AND OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Trade And Other Receivables Net
SCHEDULE OF TRADE AND OTHER RECEIVABLES

	2023	2022
	USD	USD

Trade receivables – contracts with customers	4,963,636	6,184,970
Less: Allowance for credit losses	(483,153)	(229,694)
Trade receivables, net	4,480,483	5,955,276

Other receivables	2,803,236	2,597,456
Total	7,283,719	8,552,732

Movement in the above allowance for credit losses:

Beginning balance	229,694	156,157
Charged for the year	253,459	73,537
Ending balance	483,153	229,694

SCHEDULE OF CREDIT CUSTOMERS RANGING

The normal credit period for customers is ranging from 0 to 90 days. No interest is charged on the outstanding balances.

	2023	2022
	USD	USD

Not past due	132,747	1,488,567
Past due	4,830,889	4,696,403
Less: Allowance for credit losses	(483,153)	(229,694)
Net trade receivables	4,480,483	5,955,276

SCHEDULE OF AGED ANALYSIS OF TRADE RECEIVABLES

The following is an aged analysis of trade receivables, net of allowance for credit losses, presented based on past due date:

	2023	2022
	USD	USD

< 30 days	589,052	2,016,964
31 days to 60 days	356,638	1,922,323
61 days to 90 days	160,131	346,017
91 days to 180 days	2,585,027	6,392
181 days to 365 days	653,559	175,013
More than 1 year	3,329	-
Total	4,347,736	4,466,709